Summary of Significant Accounting Policies (Details 3)	Dec. 31, 2024
Computer and software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	us-gaap:UsefulLifeTermOfLeaseMember